Other Financial Assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Total amount of financial assets	€ 4,125	€ 9,464
Liquidity account, cash balance	€ 531	€ 534
Number of shares recorded as deduction from equity (in shares)	147,812,000	138,691,000
Discount rate applied to cash flow projections	12.40%
Amount by which the asset would decrease if the weighted average cost of capital	€ 159
Expected Success Rate	12.90%
Amount by which the asset would decrease if the estimated overall success rate decreased	€ 212
Genoscience Pharma
Disclosure of financial assets [line items]
Subscription of new ordinary shares		€ 2,348	€ 3,133